OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Other taxes payable	$ 775,995	$ 304,988
Accrued payroll & welfare	14,587	9,491
Others	14,614	9,944
Other payables and accrued expenses	$ 805,196	$ 324,423